Schedule of Investments (unaudited) April 30, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 128.1%

Alabama — 0.6%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A:
5.80%, 05/01/34	$755	$755,627
5.38%, 12/01/35	940	968,303

		1,723,930

Arizona — 2.6%
Arizona IDA, RB:
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39(a)	465	404,741
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49(a)	525	421,638
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54(a)	405	317,018
Odyssey Preparatory Academy Project, 4.38%, 07/01/39(a)	550	447,557
S/F Housing, NCCU Properties LLC-North Carolina Central University Project, Series A (BAM), 4.00%, 06/01/44	730	782,100
City of Phoenix Civic Improvement Corp., ARB, Junior Lien Airport Revenue Bonds, Series B, AMT, 3.25%, 07/01/49	1,135	1,039,603
County of Maricopa Arizona IDA, Refunding RB, Legacy Traditional Schools Project(a):
5.00%, 07/01/39	195	183,359
5.00%, 07/01/54	450	406,089
County of Pima IDA, RB, American Leadership Academy Project, 5.00%, 06/15/47(a)	800	627,168
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	2,450	3,023,275

		7,652,548

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	1,370	1,169,911

California — 16.6%
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	1,400	1,451,982

Security	Par (000)	Value

California (continued)
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	$1,800	$1,976,688
2nd, 5.25%, 05/01/33	1,410	1,520,685
5.00%, 05/01/44	1,860	1,973,348
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.50%, 03/01/30	4,045	4,158,260
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	4,500	5,138,955
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 08/01/21(b)	1,875	1,983,206
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/47	260	252,426
Series A-2, 5.00%, 06/01/47	435	424,377
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(b)	2,445	2,823,682
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(b)	2,670	2,829,853
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	5,905	6,659,305
5.25%, 05/15/38	1,675	1,849,384
State of California Public Works Board, LRB:
5.50%, 11/01/30	5,000	5,684,600
5.50%, 11/01/31	3,130	3,555,618
State of California Public Works Board, RB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	1,260	1,407,294
Various Capital Projects, Series I, 5.50%, 11/01/33	3,000	3,401,970
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	940	1,078,744

		48,170,377

Colorado — 2.1%
City & County of Denver Colorado Airport System Revenue, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,664,670
5.50%, 11/15/30	565	625,873

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
5.50%, 11/15/31	$675	$747,178
Colorado Educational & Cultural Facilities Authority, RB, Rocky Mountain School of Expeditionary Learning, 5.00%, 03/01/50(a)	790	669,083
Colorado Educational & Cultural Facilities Authority, Refunding RB, Rocky Mountain Classical Academy Project, 5.00%, 10/01/59(a)	1,050	924,735
Haskins Station Metropolitan District, GO, Series A, 5.00%, 12/01/49	925	715,700
STC Metropolitan District No. 2, GO, Refunding, Series A, 5.00%, 12/01/38	715	647,375

		5,994,614

Connecticut — 1.0%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	1,896,991
State of Connecticut Health & Educational Facility Authority, Refunding RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/42	1,015	1,080,295

		2,977,286

Delaware — 0.5%
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/43	1,400	1,542,016

Florida — 19.2%
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	4,730	5,406,674
County of Broward Florida Airport System Revenue, ARB, Series A, AMT:
5.13%, 10/01/23(b)	5,665	6,404,792
5.00%, 10/01/45	1,440	1,536,408
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	2,995	3,278,207
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,591,775
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	120	122,764

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	$1,765	$1,942,471
Series A, 5.50%, 10/01/42	3,000	3,272,070
Series B, AMT, 6.25%, 10/01/38	800	892,152
Series B, AMT, 6.00%, 10/01/42	1,060	1,174,353
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/23(b)	3,130	3,574,836
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT(b):
5.00%, 10/01/22	5,155	5,629,054
5.00%, 10/01/22	5,000	5,459,800
County of Palm Beach Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 4.00%, 08/15/49	2,065	2,125,153
Finley Woods Community Development District, Special Assessment Bonds:
4.00%, 05/01/40	265	225,989
4.20%, 05/01/50	450	376,547
Florida Development Finance Corp., RB, Waste Pro USA, Inc. Project, AMT(a):
5.00%, 05/01/29	470	462,301
5.00%, 08/01/29(c)	190	189,913
Osceola Chain Lakes Community Development District, Special Assessment Bonds:
4.00%, 05/01/40	670	589,004
4.00%, 05/01/50	640	539,456
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/23(b)	1,805	2,038,368
Southern Groves Community Development District No. 5, Refunding, Special Assessment Bonds, 4.00%, 05/01/43	380	339,431
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(b)	6,965	7,384,641

		55,556,159

Georgia — 1.2%
County of Fulton Development Authority, RB, Georgia Institute of Technology, 4.00%, 06/15/49	815	880,534
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	950	1,103,093

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 5.00%, 01/01/48	$1,420	$1,460,839

		3,444,466

Hawaii — 1.8%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	2,805	2,978,265
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	740	805,949
5.25%, 08/01/26	1,205	1,309,521

		5,093,735

Illinois — 13.8%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT:
5.00%, 01/01/41	1,140	1,189,818
5.50%, 01/01/28	1,000	1,060,970
5.50%, 01/01/29	1,500	1,590,195
5.38%, 01/01/33	2,000	2,107,500
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(b)	1,000	1,033,310
3rd Lien, Series A, 5.75%, 01/01/39	320	326,506
3rd Lien, Series C, 6.50%, 01/01/21(b)	6,340	6,576,799
Senior Lien, Series D, AMT, 5.00%, 01/01/42	735	797,056
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	2,940	3,098,290
5.25%, 12/01/40	1,500	1,577,205
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	2,985	3,063,655
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	1,270	1,299,121
5.50%, 12/01/38	1,205	1,221,195
5.25%, 12/01/43	2,960	2,956,093
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/41	975	1,099,283
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	1,090	970,667

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, 4.00%, 06/15/50	$1,050	$874,346
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	2,350	2,467,195
6.00%, 06/01/21	670	707,044
State of Illinois, GO:
5.25%, 02/01/31	1,495	1,454,231
5.25%, 02/01/32	2,320	2,234,090
5.50%, 07/01/33	1,000	972,770
5.50%, 07/01/38	700	661,199
Upper Illinois River Valley Development Authority, Refunding RB, Prairie Crossing Charter School, 5.00%, 01/01/45(a)	715	625,310

		39,963,848

Indiana — 0.2%
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	460	472,057

Iowa — 0.6%
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	1,950	1,800,298

Louisiana — 1.0%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	2,225	2,491,266
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	360	364,525

		2,855,791

Maryland — 3.4%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	2,450	2,797,483
Maryland Health & Higher Educational Facilities Authority, RB, UPMC Issue, Series B, 4.00%, 04/15/45(d)	1,360	1,396,013

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/34	$4,780	$5,677,971

		9,871,467

Massachusetts — 1.6%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	420	437,909
Emerson College Issue, Series A, 5.25%, 01/01/42	940	1,017,287
UMass Dartmouth Student Housing Project, 5.00%, 10/01/43	2,265	2,020,289
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	745	808,057
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	410	410,492

		4,694,034

Michigan — 1.6%
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 05/01/21(b)	3,420	3,568,189
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	895	901,274

		4,469,463

Minnesota — 0.3%
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	985	957,420

Mississippi — 2.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,225	2,541,796
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(b)	1,000	1,135,870
State of Mississippi, RB, Series A:
5.00%, 10/15/37	565	622,850
4.00%, 10/15/38	2,815	2,830,905

		7,131,421

Montana — 0.2%
Montana State Board of Housing, RB, S/F Housing, Series B-2:
3.50%, 12/01/42	170	176,419

Security	Par (000)	Value

Montana (continued)
3.60%, 12/01/47	$260	$268,983

		445,402

Nevada — 3.7%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	1,130	1,215,925
City of Las Vegas NV Special Improvement District No 814, Special Assessment Bonds, Summerlin Villages 21 & 24A:
4.00%, 06/01/39	120	101,423
4.00%, 06/01/44	335	269,916
City of Reno Nevada, Refunding RB, Series A-1 (AGM):
4.00%, 06/01/43	2,690	2,957,763
4.00%, 06/01/46	2,910	3,186,043
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/36	2,065	2,466,477
5.00%, 06/01/37	500	596,320

		10,793,867

New Jersey — 7.6%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,940	1,972,417
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	1,355	1,476,395
State Government Buildings Project, Series A, 5.00%, 06/15/47	2,500	2,387,675
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	2,285	2,379,096
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	2,980	2,986,526
Series BB, 4.00%, 06/15/50	1,775	1,516,436
Transportation System, Series AA, 5.50%, 06/15/39	3,040	3,076,997
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/32	2,735	2,757,044

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	$2,355	$2,509,677
Sub-Series B, 5.00%, 06/01/46	870	874,628

		21,936,891

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/49	170	141,416

New York — 5.8%
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(b)	8,500	9,082,165
Series A-1, 5.25%, 11/15/39	1,550	1,600,065
New York City Water & Sewer System, RB, 2nd General Resolution:
5.38%, 12/15/20(b)	1,470	1,509,705
5.38%, 06/15/43	750	765,682
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	960	884,822
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,000	2,045,360
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	927,945

		16,815,744

North Carolina — 0.1%
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapel Hills, 5.00%, 02/01/49	270	345,260

Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior, Class 2, Series B-2, 5.00%, 06/01/55	3,575	3,162,731
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,275	2,324,140

Security	Par (000)	Value

Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	$2,500	$2,692,675

		8,179,546

Oregon — 0.4%
State of Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	1,100	1,278,244

Pennsylvania — 8.2%
Altoona Area School District, GO, (BAM), 5.00%, 12/01/36	185	211,473
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	1,485	1,767,967
5.00%, 03/01/43	1,100	1,298,627
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network. Series A, 4.00%, 07/01/49	740	747,948
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 5.00%, 09/01/48	1,690	1,845,615
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,215	2,619,060
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, 3.65%, 10/01/42	3,000	3,102,480
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, Subordinate, Special Motor License Fund, 5.00%, 12/01/41	2,490	2,814,049
Pennsylvania Turnpike Commission, RB:
Sub-Series B-1, 5.25%, 06/01/47	2,300	2,548,492
Subordinate, Series A, 5.00%, 12/01/44	3,620	4,052,155
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	2,500	2,777,125

		23,784,991

Puerto Rico — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(e)	312	71,748
Series A-1, 4.75%, 07/01/53	3,472	3,127,682
Series A-1, 5.00%, 07/01/58	5,015	4,684,110
Series A-2, 4.33%, 07/01/40	709	633,208
Series A-2, 4.78%, 07/01/58	264	237,650
Series B-1, 4.75%, 07/01/53	407	366,821

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Series B-2, 4.78%, 07/01/58	$394	$351,243

Total Municipal Bonds in Puerto Rico		9,472,462

South Carolina — 5.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,259,291
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 07/01/38	2,940	3,243,731
5.50%, 07/01/41	2,500	2,677,050
South Carolina Jobs EDA, RB, Hilton Head Christian Academy, 5.00%, 01/01/55(a)	825	641,273
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	1,360	1,469,330
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(b)	1,870	2,228,890
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,051,060
State of South Carolina Public Service Authority, Refunding RB, Series C, 5.00%, 12/01/46	1,000	1,042,880

		16,613,505

Tennessee — 1.1%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	3,000	3,218,730

Texas — 8.2%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	2,345	2,578,351
City of Houston Texas Airport System Revenue, Refunding RB:
Special Facilities, Continental Airlines, Inc., Series A, AMT, 6.63%, 07/15/38	395	399,242
Sub-Series D, 5.00%, 07/01/37	2,010	2,234,597
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	2,500	2,853,300
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/20(b)	1,615	1,647,268
Series H, 5.00%, 11/01/37	1,810	1,863,123

Security	Par (000)	Value

Texas (continued)
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	$2,155	$2,382,460
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(b)	5,480	5,824,473
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 5.00%, 01/01/48	1,775	2,007,046
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/23(b)	1,070	1,200,497
Texas City Industrial Development Corp., RB, NRG Energy, Inc. Project, 4.13%, 12/01/45	255	256,538
Texas Private Activity Bond Surface Transportation Corp., RB, Segment 3C Project, AMT, 5.00%, 06/30/58	360	372,460

		23,619,355

Utah — 0.1%
Utah Charter School Finance Authority, RB, Wallace Stenger Academy Project, Series A, 5.00%, 06/15/49(a)	170	140,855

Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	2,535	2,900,268

Virginia — 1.7%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/22(b)	945	1,011,140
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT, 5.00%, 12/31/49	4,000	4,009,040

		5,020,180

Washington — 5.8%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(b)	2,400	2,478,768
Port of Seattle Washington, ARB, AMT:
Intermediate Lien, Series C, 5.00%, 05/01/37	2,485	2,728,729
Series A, 5.00%, 05/01/43	660	715,618
State of Washington, COP, Series B:
5.00%, 07/01/36	1,000	1,186,010
5.00%, 07/01/38	1,155	1,359,781
State of Washington, GO:
Series C, 5.00%, 02/01/36	5,000	6,016,300
Various Purposes, Series B, 5.25%, 02/01/21(b)	1,865	1,926,228

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	$475	$377,046

		16,788,480

Wisconsin — 1.1%
Public Finance Authority, Refunding RB:
Penick Village Obligation Group, 5.00%, 09/01/49(a)	285	228,753
The Evergreens Obligated Group, 5.00%, 11/15/49	570	524,058
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	2,065	2,458,403

		3,211,214

Wyoming — 0.2%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	570	661,662

Total Municipal Bonds — 128.1% (Cost — $360,069,481)		370,908,913

Municipal Bonds Transferred to Tender Option Bond Trusts(f) — 36.3%

California — 3.0%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	7,499	8,658,337

Colorado — 1.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(g)	3,262	3,679,707
Colorado Health Facilities Authority, Refunding RB, Common spirit Health, Series A, 4.00%, 08/01/49(g)	1,710	1,648,543

		5,328,250

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,061	3,317,848

Illinois — 3.4%
City of Chicago Illinois Waterworks, Refunding RB, 2017 2nd Lien, Water Revenue Project (AGM), 5.25%, 11/01/33	760	761,915

Security	Par (000)	Value

Illinois (continued)
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	$1,980	$2,172,235
Series B, 5.00%, 01/01/40	6,148	6,808,567

		9,742,717

Louisiana — 3.4%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Junior Lien, Series B (AGM):
4.00%, 12/01/44	3,015	3,258,233
4.00%, 12/01/49	6,057	6,545,668

		9,803,901

Maryland — 4.9%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	2,499	2,842,501
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/47	9,817	11,362,423

		14,204,924

Michigan — 2.5%
Michigan Finance Authority, RB, McLaren Health Care(g):
Series A, 4.00%, 02/15/44	3,332	3,454,157
Multi Model-, 4.00%, 02/15/47	3,728	3,863,776

		7,317,933

New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	1,500	1,503,272

New York — 6.5%
City of New York Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 06/15/45	5,958	6,356,669
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	7,880,384
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	4,400	4,589,319

		18,826,372

Pennsylvania — 6.1%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	3,600	3,940,560

7

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, Series A, 4.00%, 07/01/49(g)	$4,997	$5,050,666
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 4.00%, 11/01/38(g)	5,927	6,437,596
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,963	2,238,252

		17,667,074

Texas — 1.6%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,296	4,612,683

Virginia — 1.5%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(g)	3,720	4,229,566

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.3% (Cost — $102,852,717)		105,212,877

Total Long-Term Investments — 164.4% (Cost — $462,922,198)		476,121,790

Security	Shares	Value

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.12%(h)(i)	214,605	$214,648

Total Short-Term Securities — 0.1% (Cost — $214,648)		214,648

Total Investments — 164.5% (Cost — $463,136,846)		476,336,438

Other Assets Less Liabilities — 1.9%		5,601,532

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.2)%		(61,296,809)

VMTP Shares, at Liquidation Value — (45.2)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$289,641,161

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 and August 1, 2027, is $19,962,429.

(h)	Annualized 7-day yield as of period end.

8

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

(i)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	10,454,186	—	(10,239,581	)(b)	214,605	$214,648	$14,720	$1,055	$(750)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased(sold).

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

9

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$476,121,790	$—	$476,121,790
Short-Term Securities	214,648	—	—	214,648

	$214,648	$476,121,790	$—	$476,336,438

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(60,975,897)	$—	$(60,975,897)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

	$—	$(191,975,897)	$—	$(191,975,897)

10